Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Goodwill [Line Items]
Beginning balance	$ 29,392	$ 7,429
Acquisition for the year		22,921
Exchange difference	67	(958)
Ending balance	29,459	29,392
Accumulated impairment loss	0	0
Goodwill, net	29,459	29,392
Online Education Service
Goodwill [Line Items]
Beginning balance	5,396	5,662
Exchange difference	12	(266)
Ending balance	5,408	5,396
Accumulated impairment loss	0	0
Goodwill, net	5,408	5,396
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai") | Startup Training Service
Goodwill [Line Items]
Beginning balance	1,688	1,767
Exchange difference	4	(79)
Ending balance	1,692	1,688
Accumulated impairment loss	0	0
Goodwill, net	1,692	1,688
Xiamen NetinNet Software Co., Ltd. | Software Sales Service
Goodwill [Line Items]
Beginning balance	22,308	0
Acquisition for the year		22,921
Exchange difference	51	(613)
Ending balance	22,359	22,308
Accumulated impairment loss	0	0
Goodwill, net	$ 22,359	$ 22,308